Risk/Return Detail Data - VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO	Apr. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund V
VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO | VIP Investment Grade Bond Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Investment Grade Bond Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 188 % of the average value of its portfolio.
Portfolio Turnover, Rate	188.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Managing the fund to have similar overall interest rate risk to the Bloomberg U.S. Aggregate Bond Index. Allocating assets across different market sectors and maturities. Investing in domestic and foreign issuers. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Investing in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	6.80%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return	(5.62%)
Performance Table Heading	Average Annual Returns
VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO | VIP Investment Grade Bond Portfolio | VIP Investment Grade Bond Portfolio - Initial Class
Risk/Return:
Management fee	0.37%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.38%
1 year	$ 39
3 years	122
5 years	213
10 years	$ 480
2014	5.83%
2015	(0.60%)
2016	4.74%
2017	4.22%
2018	(0.53%)
2019	9.67%
2020	9.39%
2021	(0.61%)
2022	(12.96%)
2023	6.20%
VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO | VIP Investment Grade Bond Portfolio | VIP Investment Grade Bond Portfolio - Service Class
Risk/Return:
Management fee	0.37%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.01%	[2]
Total annual operating expenses	0.48%
1 year	$ 49
3 years	154
5 years	269
10 years	$ 604
VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO | VIP Investment Grade Bond Portfolio | VIP Investment Grade Bond Portfolio - Service Class 2
Risk/Return:
Management fee	0.37%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	0.63%
1 year	$ 64
3 years	202
5 years	351
10 years	$ 786
VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO | VIP Investment Grade Bond Portfolio | Return Before Taxes | VIP Investment Grade Bond Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	6.20%
Past 5 years	1.97%
Past 10 years	2.33%
VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO | VIP Investment Grade Bond Portfolio | Return Before Taxes | VIP Investment Grade Bond Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	6.12%
Past 5 years	1.87%
Past 10 years	2.24%
VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO | VIP Investment Grade Bond Portfolio | Return Before Taxes | VIP Investment Grade Bond Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	6.00%
Past 5 years	1.72%
Past 10 years	2.08%
VIPInvestmentGradeBondPortfolio-InitialServiceService2PRO | VIP Investment Grade Bond Portfolio | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%

[1]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10%, 0.10%, and 0.10% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.

[2]	B Adjusted to reflect current fees.